Stockholders' Deficit - Additional Information (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock shares authorized	83,830,000	83,830,000	83,830,000	83,830,000	83,830,000	71,000,000
Common stock par or stated value per share	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Common stock shares reserved for future issuance	68,022,069		68,022,069		68,966,088
Allocated share based compensation	$ 2.8	$ 0.9	$ 5.3	$ 1.8	$ 17.2	$ 21.6
Common Stock Warrants [Member]
Class of Stock [Line Items]
Class Of Warrants and Rights Issued During the Period	0		0
2019 Stock Plan [Member]
Class of Stock [Line Items]
Share based compensation by share based arrangement exercise price of options as a percentage of fair value						100.00%
Share based compensation by share based arrangement term			10 years		10 years
Share based compensation by share based arrangement vesting period			4 years		4 years
Share based compensation by share based payment award unvested stock options subject to repurchase	345,625		345,625		345,000	38,694
2019 Stock Plan [Member] | Accrued Liabilities [Member]
Class of Stock [Line Items]
Liability for early exercise of stock options	$ 2.5		$ 2.5		$ 2.5	$ 0.0
Technology And Development Expenses [Member] | Secondary Sale [Member]
Class of Stock [Line Items]
Allocated share based compensation					12.2
General and Administrative Expense [Member]
Class of Stock [Line Items]
Allocated share based compensation	$ 1.0	$ 0.5	$ 2.0	$ 0.9	$ 12.4	19.1
General and Administrative Expense [Member] | Secondary Sale [Member]
Class of Stock [Line Items]
Allocated share based compensation						$ 15.8
Restricted Stock Units (RSUs) [Member] | 2019 Stock Plan [Member]
Class of Stock [Line Items]
Share based compensation by share based award equity instruments other than options non vested outstanding						19,250
Share based compensation by share based award equity instruments other than options vested during the period					19,250
Shares Available For Future Grants Of Equity Awards [Member]
Class of Stock [Line Items]
Common stock shares reserved for future issuance	2,617,273		2,617,273		2,627,921	2,324,117
Shares Available For Future Grants Of Equity Awards [Member] | 2019 Stock Plan [Member]
Class of Stock [Line Items]
Common stock shares reserved for future issuance					2,627,921
Separation Agreement [Member] | Stock Options And Restricted Stock Awards [Member] | 2019 Stock Plan [Member]
Class of Stock [Line Items]
Share based compensation by share based payment award accelarated compensation cost					$ 3.2
Maximum [Member] | Secondary Sale [Member]
Class of Stock [Line Items]
Shares issued price per share					$ 19.66	$ 19.66
Share price					$ 7.36	7.36
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | 2019 Stock Plan [Member]
Class of Stock [Line Items]
Share based compensation by share based award requisite service period					4 years
Minimum [Member] | Secondary Sale [Member]
Class of Stock [Line Items]
Shares issued price per share					$ 15.16	15.16
Share price					$ 5.60	$ 5.60
Minimum [Member] | Restricted Stock Units (RSUs) [Member] | 2019 Stock Plan [Member]
Class of Stock [Line Items]
Share based compensation by share based award requisite service period					3 years